Segments Disclosures - Depreciation and Amortization on the Consolidated Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Depreciation and amortization	$ 654	$ 590	$ 574
Mine depreciation	144	119	136
Depreciation and amortization on the Consolidated Statements of Cash Flows	$ 798	$ 709	$ 710